Commitments & Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments & Contingencies

(11) COMMITMENTS AND CONTINGENCIES

Guarantees and Indemnifications

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future but have not yet been made. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. However, the Company may record charges in the future as a result of these indemnification obligations. The Company also has indemnification obligations to its officers and directors for specified events or occurrences, subject to some limits, while they are serving at the Company’s request in such capacities. There have been no claims to date and the Company has director and officer insurance that may enable the Company to recover a portion of any amounts paid for future potential claims. The Company believes the fair value of these indemnification agreements is minimal. Accordingly, the Company has not recorded any liabilities for these agreements as of September 30, 2020.

Contingencies

From time to time, the Company may be a party to various claims in the normal course of business. Legal fees and other costs associated with such actions will be expensed as incurred. The Company will assess, in conjunction with its legal counsel, the need to record a liability for litigation and contingencies. Reserve estimates will be recorded when and if it is determined that a loss related matter is both probable and reasonably estimable. For the nine months ended September 30, 2020 the Company had no pending or threatened litigation.

Contractual Obligations and Other Commitments

The Company has contractual obligations from its operating lease, manufacturing and service contracts, Term Loan, and other research and development activities. The following table aggregates the Company’s material expected contractual obligations and commitments as of September 30, 2020 (in thousands):

	SEPTEMBER 30, 2020
	TOTAL	2020(4)	2021 - 2022	2023 - 2024	THEREAFTER
Operating lease obligations(1)	$380	$34	$284	$62	$—
Manufacturing and service contracts(2)	7,622	6,238	1,384	—	—
Term loan(3)	6,856	106	6,750	—	—

Total	$14,858	$6,378	$8,418	$62	$—

(1)	Payments due for the office space in Burlingame, California under a single operating sub-lease agreement that expires in 2023.
(2)

In November 2015, the Company entered into a Master Service Agreement, or the MSA, with KBI Biopharma, Inc. relating to formulation development, process development and cGMP manufacturing of ALX148 for use in clinical trials on a project basis. The MSA had an initial term of three years with successive one-year renewal periods, is cancellable upon notice and is non-exclusive. Statements of work under the MSA commit the Company to certain purchase obligations of approximately $7.5 million. In addition, the Company has commitments with a second drug product manufacturer that commits the Company to certain purchase obligations of approximately $0.1 million. These amounts are based on non-cancellable commitments and forecasts that include estimates of future market demand, quantity discounts and manufacturing efficiencies that may impact timing of purchases.

(3)	On December 20, 2019, the Company borrowed a loan pursuant to the Loan Agreement. See Note 5 to these condensed consolidated financial statements for additional details.
(4)	Remaining three months.

The Company enters into contracts in the normal course of business with various third parties for clinical trials, preclinical research studies and testing, manufacturing and other services and products for operating purposes. These contracts generally provide for termination upon notice. Payments due upon cancellation consist only of payments for services provided or expenses incurred, including non-cancellable obligations of our service providers, up to the date of cancellation. These payments are not included in the table of contractual obligations above.

Facilities

In 2017, the Company entered into a lease agreement for office space for a period of five years and four months, commencing February 1, 2018 and ending May 31, 2023.

In July 2020, the Company (i) assigned to Tallac Therapeutics (Note 9) the Company’s lease with respect to the premises located at 866 Malcolm Road, Burlingame, California, and (ii) received a sub-lease for premises from Tallac Therapeutics.

Minimum rent payments under operating leases are recognized on a straight-line basis over the term of the lease including any periods of free rent. Rent expense was $0.2 million and $0.1 million for the three months ended September 30, 2019 and 2020, respectively, and $0.6 million and $0.5 million for the nine months ended September 30, 2019 and 2020, respectively. Sub-lease expenses are recorded within rent expense.

Predecessor Company
Commitments & Contingencies
(8)	COMMITMENTS & CONTINGENCIES

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future but have not yet been made. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. However, the Company may record charges in the future as a result of these indemnification obligations. The Company also has indemnification obligations to its officers and directors for specified events or occurrences, subject to some limits, while they are serving at the Company’s request in such capacities. There have been no claims to date and the Company has director and officer insurance that may enable the Company to recover a portion of any amounts paid for future potential claims. The Company believes the fair value of these indemnification agreements is minimal. Accordingly, the Company has not recorded any liabilities for these agreements as of December 31, 2018 and December 31, 2019.

Legal Proceedings

From time to time, the Company may be a party to various claims in the normal course of business. Legal fees and other costs associated with such actions will be expensed as incurred. The Company will assess, in conjunction with its legal counsel, the need to record a liability for litigation and contingencies. Reserve estimates will be recorded when and if it is determined that a loss related matter is both probable and reasonably estimable. For the years ended December 31, 2018 and December 31, 2019, the Company had no pending or threatened litigation.

Contractual Obligations and Other Commitments

The following table summarizes the Company’s commitments and contractual obligations as of December 31, 2019 (in thousands):

YEAR ENDED DECEMBER 31:	OPERATING LEASE OBLIGATIONS (1)	MANUFACTURING AND SERVICE CONTRACTS (2)	TERM LOAN (3)
2020	$544	$926	$401
2021	560	5,805	3,743
2022	577	—	3,007
2023	247	—	—

Total	$1,928	$6,731	$7,151

(1)	Payments due for the office and laboratory space in Burlingame, California under a single operating lease agreement that expires in 2023.
(2)	These amounts are based on non-cancellable commitments and forecasts that include estimates of future market demand, quantity discounts and manufacturing efficiencies that may impact timing of purchases.
(3)	In December 2019, the Company entered into a term loan pursuant to the Loan Agreement as described above in Note 4.

Facilities

In 2015, the Company entered into a noncancelable lease for office space for a period of three years and two months, commencing March 2015 and ending May 31, 2018.

In 2016, the Company entered into a sublease agreement for office space for a period of four years, commencing June 2016 and ending May 31, 2020. This sublease was terminated early in May 2018 without any fees and penalties.

In 2017, the Company entered into a lease agreement for office space for a period of five years and four months, commencing February 1, 2018 and ending May 31, 2023.

Minimum rent payments under operating leases are recognized on a straight-line basis over the term of the lease including any periods of free rent. Rent expense for years ended December 31, 2018 and December 31, 2019 were $1.0 million and $0.8 million, respectively.

Manufacturing and Service Contracts

In November 2015, the Company entered into a Master Service Agreement, or MSA, with KBI Biopharma, Inc, or KBI, relating to formulation development, process development and cGMP manufacturing of ALX148 for use in clinical trials on a project basis. The MSA had an initial term of three years which the Company subsequently extended. See table above for future committed purchases with KBI.

The Company also enters into other contracts in the normal course of business with CROs, contract development and manufacturing organizations and other service providers and vendors. These contracts generally provide for termination on short notice and are cancelable contracts and, accordingly, are not included in the contractual obligations and disclosures summarized above.